Income Tax - Deferred tax assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets
Payroll and other accrued expenses	¥ 9,460	¥ 12,079
Inventory write-down	1,569	1,380
Net operating loss carry forwards	45,284	80,644
Advertisement expenses	2,667	6,933
Less: Valuation allowance	(14,999)	¥ (101,036)	¥ (92,204)	¥ (39,432)
Total deferred tax assets	¥ 43,981